Expense Example	Apr. 28, 2025 USD ($)
Schwab Monthly Income Fund - Target Payout | Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Schwab Monthly Income Fund - Income Payout | Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205